                           AIM COUNSELOR SERIES TRUST

          AIM ADVANTAGE HEALTH SCIENCES FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated December 3, 2004
       as supplemented December 3, 2004, December 29, 2004 (Supplement A),
                 March 2, 2005, March 4, 2005 and April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

This table describes the fees and expenses that you may pay if you buy and hold Class A, B, or C shares of the Fund.


SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
-------------------------------------------------------------------------------------------------------------

                                                                          CLASS A       CLASS B       CLASS C

-------------------------------------------------------------------------------------------------------------
Maximum Front-End Sales Charge on purchases
  as a percentage of offering price)                                        5.50%          None          None

Maximum Contingent Deferred Sales Charge (CDSC)
  as a percentage of the lower of the total original                  None(1),(2)         5.00%         1.00%
  cost or current market value of the shares

Maximum Sales Charge on reinvested                                           None          None          None
  dividends/distributions
-------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3)
-------------------------------------------------------------------------------------------------------------

                                                                       CLASS A          CLASS B       CLASS C

-------------------------------------------------------------------------------------------------------------
Management Fees(4),(5)                                               0.50%              0.50%         0.50%
Distribution and Service (12b-1) Fees(6)                             0.25%              1.00%         1.00%
Other Expenses(7)                                                    0.45%              0.45%         0.45%
Dividend Expenses Attributable to Securities Sold Short              0.02%              0.02%         0.02%
Interest Expenses                                                    0.42%              0.42%         0.42%
                                                                     ----               ----          ----
Total Other Expenses                                                 0.89%              0.89%         0.89%
                                                                     ----               ----          ----
Total Annual Fund Operating Expenses(8)                              1.64%              2.39%         2.39%
                                                                     ====               ====          ====
-------------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC, if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's annual base management fee has two components, a base management fee and a performance adjustment. The Fund's base management fee is 1.50% of the Fund's daily average net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Class A shares of the Fund compared to the investment performance of the Morgan Stanley Health Care Product Index. The maximum or minimum adjustment over any twelve-month period will be 1.00%. As a result, the Fund could pay an annualized management fee that ranges from 0.50% to 2.50% of the Fund's average daily net assets. Please see the section entitled "Fund Management -- Performance-Based Fee."

(5) Effective July 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed a base management fee of 1.25%, subject to a maximum of 0.75% performance adjustment upward or downward. As a result, the fund could pay a net management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance.

(6) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(7) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, The Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement.

(8) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the items in
         Note 5, Note 6 and Note 7 above and net of this arrangement were 1.62%, 2.37% and 2.37% for Class A, Class B and Class C shares, respectively, for the year ended August 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

As a result of 12b-1 fees, long-term shareholders in the Fund may pay more than the maximum permitted initial sales change.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Class A, B, and C shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Class A, B, or C shares of the Fund for the time periods indicated. Within each Example there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although the actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------
Class A                                                     $708        $1,039        $1,393         $2,387
Class B - With Redemption                                   $742        $1,045        $1,475         $2,540
Class B - Without Redemption                                $242        $  745        $1,275         $2,540
Class C - With Redemption                                   $342        $  745        $1,275         $2,726
Class C - Without Redemption                                $242        $  745        $1,275         $2,726
-----------------------------------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.64%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.36%       6.83%      10.42%      14.13%      17.97%      21.93%      26.03%      30.26%      34.64%      39.16%

End of
Year
Balance      $10,336.00  $10,683.29  $11,042.25  $11,413.27  $11,796.75  $12,193.12  $12,602.81  $13,026.27  $13,463.95  $13,916.34

Estimated
Annual
Expenses     $   166.76  $   172.36  $   178.15  $   184.14  $   190.32  $   196.72  $   203.33  $   210.16  $   217.22  $   224.52
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.39%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%


Cumulative
Return
After
Expenses           2.61%       5.29%       8.04%      10.86%      13.75%      16.72%      19.76%      22.89%      27.02%      31.29%

End of
Year
Balance      $10,261.00  $10,528.81  $10,803.61  $11,085.59  $11,374.92  $11,671.81  $11,976.44  $12,289.03  $12,701.94  $13,128.72

Estimated
Annual
Expenses     $   242.12  $   248.44  $   254.92  $   261.58  $   268.40  $   275.41  $   282.60  $   289.97  $   204.93  $   211.81
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.39%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.61%       5.29%       8.04%      10.86%      13.75%      16.72%      19.76%      22.89%      26.10%      29.39%

End of
Year
Balance      $10,261.00  $10,528.81  $10,803.61  $11,085.59  $11,374.92  $11,671.81  $11,976.44  $12,289.03  $12,609.77  $12,938.89

Estimated
Annual
Expenses     $   242.12  $   248.44  $   254.92  $   261.58  $   268.40  $   275.41  $   282.60  $   289.97  $   297.54  $   305.31"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                           AIM COUNSELOR SERIES TRUST

                       AIM ADVANTAGE HEALTH SCIENCES FUND

                          Supplement dated July 1, 2005
       to the Statement of Additional Information dated December 3, 2004, as supplemented April 1, 2005 and April 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Advantage Health Sciences Fund.


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund        AIM European Small Company Fund
AIM Aggressive Growth Fund                AIM Financial Services Fund
AIM Asia Pacific Growth Fund              AIM Global Aggressive Growth Fund
AIM Balanced Fund                         AIM Global Equity Fund
AIM Basic Balanced Fund                   AIM Global Growth Fund
AIM Basic Value Fund                      AIM Global Health Care Fund
AIM Blue Chip Fund                        AIM Global Real Estate Fund
AIM Capital Development Fund              AIM Global Value Fund
AIM Charter Fund                          AIM Gold & Precious Metals Fund
AIM Conservative Allocation Fund          AIM Growth Allocation Fund
AIM Constellation Fund                    AIM Health Sciences Fund
AIM Core Stock Fund                       AIM International Core Equity Fund
AIM Dent Demographic Trends Fund          AIM International Growth Fund
AIM Developing Markets Fund               AIM International Small Company Fund
AIM Diversified Dividend Fund             AIM Large Cap Basic Value Fund
AIM Dynamics Fund                         AIM Large Cap Growth Fund
AIM Emerging Growth Fund                  AIM Leisure Fund
AIM Energy Fund                           AIM Libra Fund
AIM European Growth Fund                  AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund                   AIM Select Equity Fund
AIM Mid Cap Growth Fund                        AIM Small Cap Equity Fund
AIM Mid Cap Stock Fund                         AIM Small Cap Growth Fund
AIM Moderate Allocation Fund                   AIM Small Company Growth Fund
AIM Moderate Growth Allocation Fund            AIM Technology Fund
AIM Moderately Conservative Allocation Fund    AIM Total Return Fund
AIM Multi-Sector Fund                          AIM Trimark Endeavor Fund
AIM Opportunities I Fund                       AIM Trimark Fund
AIM Opportunities II Fund                      AIM Trimark Small Companies Fund
AIM Opportunities III Fund                     AIM Utilities Fund
AIM Premier Equity Fund                        AIM Weingarten Fund
AIM Real Estate Fund

                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------

                                                               As a              As a              As a
                                                            Percentage        Percentage         Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                  -----------------------                  -------------      ----------       -------------
                           Less than $   25,000                5.50%             5.82%            4.75%
              $ 25,000 but less than $   50,000                5.25              5.54             4.50
              $ 50,000 but less than $  100,000                4.75              4.99             4.00
              $100,000 but less than $  250,000                3.75              3.90             3.00
              $250,000 but less than $  500,000                3.00              3.09             2.50
              $500,000 but less than $1,000,000                2.00              2.04             1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS


AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund


                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------

                                                               As a              As a              As a
                                                            Percentage        Percentage         Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                  -----------------------                  -------------      ----------       -------------

                           Less than $   50,000                4.75%             4.99%            4.00%
              $ 50,000 but less than $  100,000                4.00              4.17             3.25
              $100,000 but less than $  250,000                3.75              3.90             3.00
              $250,000 but less than $  500,000                2.50              2.56             2.00
              $500,000 but less than $1,000,000                2.00              2.04             1.60"

The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

                           AIM COUNSELOR SERIES TRUST

                 AIM MULTI-SECTOR FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated December 3, 2004,
       as supplemented December 3, 2004, December 29, 2004 (Supplement A),
              December 29, 2004 (Supplement B), and March 2, 2005

The following information supercedes and replaces in its entirety the information in Supplement B dated December 29, 2004:

"FEE TABLE AND EXPENSE EXAMPLE

This table describes the fees and expenses that you may pay if you buy and hold Class A, B or C shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
------------------------------------------------------------------------------------------------------

                                                         CLASS A             CLASS B           CLASS C

------------------------------------------------------------------------------------------------------
Maximum Front-End Sales Charge on purchases as a
   percentage of offering price                          5.50%                 None               None
Maximum Contingent Deferred Sales Charge (CDSC)
   as a percentage of the lower of the total original
   cost or current market value of the shares            None(1),(2)           5.00%              1.00%
Maximum Sales Charge on reinvested dividends/
   distributions                                         None                  None               None
------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3)
------------------------------------------------------------------------------------------------------

                                                         CLASS A             CLASS B           CLASS C

------------------------------------------------------------------------------------------------------
 Management Fees                                         0.75%                 0.75%              0.75%
 Distribution and/or Service (12b-1) Fees(4)             0.25%                 1.00%              1.00%
 Other Expenses(5)                                       0.75%                 0.75%              0.75%
                                                         -----                 -----              -----
 Total Annual Fund Operating Expenses                    1.75%                 2.50%              2.50%
                                                         -----                 -----              -----
 Fee Waiver(6)                                           0.05%                 0.05%              0.05%
 Net Annual Fund Operating Expenses(7)                   1.70%                 2.45%              2.45%
                                                         =====                 =====              =====
------------------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(5) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the transfer agency agreement. Other Expenses have been restated to reflect the changes in fees under the new agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 4, Note 5 and Note 6 above and net of this arrangement were 1.67%, 2.42% and 2.42% for Class A, Class B and Class C shares, respectively, for the year ended August 31, 2004.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

      EXPENSE EXAMPLE

      This example is intended to help you compare the costs of investing in the Class A, B and C shares of the Fund with the cost of investing in other mutual funds.

          The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your operating expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------------------------------------
                                                    1 YEAR       3 YEARS      5 YEARS      10 YEARS
Assuming Redemption
Class A                                              $713          $1,056      $1,422       $2,477
Class B                                               748           1,064       1,506        2,630
Class C                                               348             764       1,306        2,815

Assuming no Redemption
Class A                                              $713          $1,056      $1,422       $2,477
Class B                                               248             764       1,306        2,630
Class C                                               248             764       1,306        2,815
---------------------------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.70%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           3.30%       6.71%      10.23%      13.87%      17.63%      21.51%      25.52%      29.66%      33.94%      38.36%

End of
Year
Balance      $10,330.00  $10,670.89  $11,023.03  $11,386.79  $11,762.55  $12,150.72  $12,551.69  $12,965.90  $13,393.77  $13,835.77

Estimated
Annual
Expenses     $   172.81  $   178.51  $   184.40  $   190.48  $   196.77  $   203.26  $   209.97  $   216.90  $   224.06  $   231.45
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 2.45%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.55%       5.17%       7.85%      10.60%      13.42%      16.31%      19.28%      22.32%      26.35%      30.52%

End of
Year
Balance      $10,255.00  $10,516.50  $10,784.67  $11,059.68  $11,341.70  $11,630.92  $11,927.51  $12,231.66  $12,635.30  $13,052.27

Estimated
Annual
Expenses     $   248.12  $   254.45  $   260.94  $   267.59  $   274.42  $   281.41  $   288.59  $   295.95  $   211.37  $   218.34
------------------------------------------------------------------------------------------------------------------------------------


CLASS C -
ANNUAL
EXPENSE
RATIO 2.45%      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses           2.55%       5.17%       7.85%      10.60%      13.42%      16.31%      19.28%      22.32%      25.44%      28.63%

End of
Year
Balance      $10,255.00  $10,516.50  $10,784.67  $11,059.68  $11,341.70  $11,630.92  $11,927.51  $12,231.66  $12,543.56  $12,863.43

Estimated
Annual
Expenses     $   248.12  $   254.45  $   260.94  $   267.59  $   274.42  $   281.41  $   288.59  $   295.95  $   303.50  $  311.24"
------------------------------------------------------------------------------------------------------------------------------------


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - INVESTMENT ADVISOR" in the prospectus:

     "Prior to November 25, 2003, INVESCO served as the investment advisor for the Fund. The Fund paid 0.75% in advisory fees as a percentage of average annual net assets under management to AIM or INVESCO for its advisory services in the fiscal year ended August 31, 2004. The annual management fee payable to the advisor pursuant to the investment advisory agreement is from 0.75% of average daily net assets, based on net asset levels. The advisor has contractually agreed to advisory fee waivers for the period January 1, 2005 to December 31, 2009 as part of its settlement with the Attorney General of New York ("NYAG").
     Following are the advisory fee rates before and after January 1, 2005.


           ADVISORY FEE RATES BEFORE                            ADVISORY FEE RATES AFTER
            JANUARY 1, 2005 WAIVER                               JANUARY 1, 2005 WAIVER
           0.75% of average daily net assets                  0.695% of the first $250 million
                                                              0.67% of the next $250 million
                                                              0.645% of the next $500 million
                                                              0.62% of the next $1.5 billion
                                                              0.595% of the excess over $2.5 billion
                                                              0.57% of the next $2.5 billion
                                                              0.545% of the next $2.5 billion
                                                              0.52% of the excess over $10 billion"

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                           AIM COUNSELOR SERIES TRUST

                AIM MULTI-SECTOR FUND- INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated December 3, 2004,
       as supplemented December 3, 2004, December 29, 2004 (Supplement A),
               December 29, 2004 (Supplement B) and March 2, 2005

The following paragraph should appear as the third paragraph under the heading "SUITABILITY FOR INVESTORS" of the prospectus:

"In addition to the Fund, AIM serves as investment advisor to many other mutual funds (the Funds). The information under the headings "Share Price," "Tools Used To Combat Excessive Short-Term Trading Activity," " Your Account Services," How To Sell Shares" and "Taxes" is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the Fund's Statement of Additional Information for the Institutional Class for details."

                           AIM COUNSELOR SERIES TRUST

                              AIM MULTI-SECTOR FUND

                      Supplement dated July 1, 2005 to the
           Statement of Additional Information dated December 3, 2004, as supplemented April 1, 2005 and April 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Multi-Sector Fund.


The following information is added after the second paragraph under the heading "SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "The Institutional Class shares of the Fund is intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS


AIM Advantage Health Sciences Fund                    AIM International Growth Fund
AIM Aggressive Growth Fund                            AIM International Small Company Fund
AIM Asia Pacific Growth Fund                          AIM Large Cap Basic Value Fund
AIM Balanced Fund                                     AIM Large Cap Growth Fund
AIM Basic Balanced Fund                               AIM Leisure Fund
AIM Basic Value Fund                                  AIM Libra Fund
AIM Blue Chip Fund                                    AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                          AIM Mid Cap Core Equity Fund
AIM Charter Fund                                      AIM Mid Cap Growth Fund
AIM Conservative Allocation Fund                      AIM Mid Cap Stock Fund
AIM Constellation Fund AIM Core Stock Fund            AIM Moderate Allocation Fund
AIM Dent Demographic Trends Fund                      AIM Moderate Growth Allocation Fund
AIM Developing Markets Fund                           AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                         AIM Multi-Sector Fund
AIM Dynamics Fund                                     AIM Opportunities I Fund
AIM Emerging Growth Fund                              AIM Opportunities II Fund
AIM Energy Fund                                       AIM Opportunities III Fund
AIM European Growth Fund                              AIM Premier Equity Fund
AIM European Small Company Fund                       AIM Real Estate Fund
AIM Financial Services Fund                           AIM Select Equity Fund
AIM Global Aggressive Growth Fund                     AIM Small Cap Equity Fund
AIM Global Equity Fund                                AIM Small Cap Growth Fund
AIM Global Growth Fund                                AIM Small Company Growth Fund
AIM Global Health Care Fund                           AIM Technology Fund
AIM Global Real Estate Fund                           AIM Total Return Fund
AIM Global Value Fund                                 AIM Trimark Endeavor Fund
AIM Gold & Precious Metals Fund                       AIM Trimark Fund
AIM Growth Allocation Fund                            AIM Trimark Small Companies Fund
AIM Health Sciences Fund                              AIM Utilities Fund
AIM International Core Equity Fund                    AIM Weingarten Fund



                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                           -----------------------------       -------------

                                                               As a              As a              As a
                                                            Percentage        Percentage         Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                  -----------------------                  -------------      ----------       -------------
                           Less than $   25,000                5.50%             5.82%            4.75%
              $ 25,000 but less than $   50,000                5.25              5.54             4.50
              $ 50,000 but less than $  100,000                4.75              4.99             4.00
              $100,000 but less than $  250,000                3.75              3.90             3.00
              $250,000 but less than $  500,000                3.00              3.09             2.50
              $500,000 but less than $1,000,000                2.00              2.04             1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS


AIM High Income Municipal Fund      AIM Intermediate Government Fund
AIM High Yield Fund                 AIM Municipal Bond Fund
AIM Income Fund                     AIM Total Return Bond Fund


                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------

                                                               As a              As a              As a
                                                            Percentage        Percentage         Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                  -----------------------                  -------------      ----------       -------------
                           Less than $   50,000                4.75%             4.99%            4.00%
              $ 50,000 but less than $  100,000                4.00              4.17             3.25
              $100,000 but less than $  250,000                3.75              3.90             3.00
              $250,000 but less than $  500,000                2.50              2.56             2.00
              $500,000 but less than $1,000,000                2.00              2.04             1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."